Investments, at Fair Value	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Investments [Abstract]
Investments, at Fair Value
5.	Investments, at Fair Value
Investments held by Ben or held by the Customer ExAlt Trusts are comprised of investments in alternative assets, public debt and equity securities (principally of a related party), other equity securities and put options. The composition of investments recorded at fair value by holder is included in the table below (in thousands):

	June 30, 2023		March 31, 2023
	Ben	Customer ExAlt Trusts	Ben	Customer ExAlt Trusts
Alternative assets	$—	$374,603	$—	$385,851
Public equity securities and option	1,690	5,023	4,742	8,087
Debt securities available-for-sale	656	80,532	620	76,278
Other equity securities	—	26,786	—	21,643

Total investments, at fair value	$2,346	$486,944	$5,362	$491,859

Investments in Alternative Assets held by the Customer ExAlt Trusts
The investments in alternative assets are held, either through direct ownership or through beneficial interests, by certain of the Customer ExAlt Trusts and consist primarily of limited partnership interests in various alternative investments, including private equity funds. These alternative investments are valued using NAV as a practical expedient. Changes in the NAV of these investments are recorded in investment income (loss), net in our consolidated statements of comprehensive income (loss). The investments in alternative assets provide the economic value that ultimately collateralizes the ExAlt Loans that Ben Liquidity originates with the Customer ExAlt Trusts in liquidity transactions and any associated fees due from the Customer ExAlt Trusts.
The NAV calculation reflects the most current report of NAV and other data received from firm/fund sponsors. If no such report has been received, Ben estimates NAV based upon the last NAV calculation reported by the investment manager and adjusts it for capital calls and distributions made in the intervening time frame. Ben also considers whether adjustments to the NAV are necessary, in certain circumstances, in which management is aware of specific material events, changes in market conditions, and other relevant factors that have affected the value of an investment during the period between the date of the most recent NAV calculation reported by the investment manager or sponsor and the measurement date. Public equity securities known to be owned within an alternative investment fund, based on the most recent information reported by the general partners, are marked to market using quoted market prices on the reporting date.
The underlying interests in alternative assets are primarily limited partnership interests. The transfer of the investments in private equity funds generally requires the consent of the corresponding private equity fund manager, and the transfer of certain fund investments is subject to rights of first refusal or other preemptive rights, potentially further limiting the ExAlt Plan
TM
from transferring an investment in a private equity fund. The majority (97 percent) of the investments are not subject to redemption with the funds. Distributions from funds are received as the underlying investments are liquidated. Timing of liquidation is currently unknown.

Portfolio Information
Our portfolio of alternative asset investments, held by certain of the Customer ExAlt Trusts by asset class of each fund as of June 30, 2023 and March 31, 2023, is summarized below (in thousands):

	Alternative Investments Portfolio Summary
	June 30, 2023		March 31, 2023
Asset Class	Carrying Value	Unfunded Commitments	Carrying Value	Unfunded Commitments
Venture Capital	$164,097	$2,877	$165,933	$2,810
Private Equity	143,714	46,838	145,073	47,218
Natural Resources	27,832	4,567	27,756	5,240
Hedge Funds (1)	19,291	337	24,935	337
Private Real Estate	10,436	4,808	10,391	4,800
Other (2)	9,233	730	11,763	730

Total	$374,603	$60,157	$385,851	$61,135

Certain prior year items have been reclassified to conform with current year presentation.

(1)
As of June 30, 2023, $10.8 million of the investments in this asset class are currently redeemable with no restrictions apart from the notice period. The redemption frequency ranges from weekly to quarterly and the redemption notice period ranges from 2 to 90 days.

(2)	“Other” includes earnouts, escrow, net other assets, and private debt strategies.
As of June 30, 2023, the Customer ExAlt Trusts collectively had exposure to 286 professionally managed alternative asset investment funds, comprised of 931 underlying investments, 91 percent of which are investments in private companies.
Public Equity Securities
Investment in public equity securities primarily represents ownership by both Ben and certain of the Customer ExAlt Trusts in GWG Holdings combined with direct investments in other public companies. These investments are carried at fair value, which is determined using quoted market prices. Any realized gains and losses are recorded on a trade-date basis. Realized and unrealized gains and losses are recognized in gain (loss) on financial instruments, net in the consolidated statements of comprehensive income (loss). As of June 30, 2023 and March 31, 2023, the fair value of the GWG Holdings’ common stock held by Ben and the Customer ExAlt Trusts is $0.1 million and $3.7 million, respectively. The fluctuation in the amount of GWG Holdings’ common stock between each period end is determined by the quoted market price. The decline in market price from March 31, 2023 to June 30, 2023, is due to a variety of factors, including GWG Holdings’ reorganization under the Chapter 11 Bankruptcy Code. The fair value of the investments in other public companies was $4.9 million and $5.1 million as of June 30, 2023 and March 31, 2023, respectively. Refer to Note 6 for a reconciliation of the gain (loss) on financial instruments, net for each of the periods presented herein.
Put Options
On April 1, 2022, Ben, through CT Risk Management, L.L.C., made aggregate payments of $5.0 million to purchase additional put options in the S&P 500 Index with an aggregate notional amount of $141.3 million. Half of the notional expires in April 2024, while the other half expires in April 2025. On April 27, 2022, CT Risk Management, L.L.C. sold an equity interest for $2.4 million to the third-party involved in a participation loan transaction described in Note 7 and utilized the proceeds to purchase additional put options similar to the put options purchased on April 1, 2022.

The put options are designed to protect the NAV of the interests in alternative assets, which generate the collateral to certain of the ExAlt Loans in Ben Liquidity’s loan portfolio or the loans related to the participation loan transaction and provide for distributions to the Customer ExAlt Trusts’ ultimate beneficiary, against market risk. The options are carried at fair value, which is determined using quoted market prices. Any realized gains and losses are recorded on a trade-date basis. Realized and unrealized gains and losses are recognized in gain (loss) on financial instruments, net in the consolidated statements of comprehensive income (loss).
As of June 30, 2023 and March 31, 2023, the fair value of the options was $1.7 million and $4.0 million, respectively. For the three months ended June 30, 2023 and 2022, Ben has recognized losses of $2.3 million and gains of $1.8 million, respectively, on the put options, of which approximately $1.7 million and $1.3 million, respectively, is attributable to Ben or Ben’s loan portfolio, with the remainder attributable principally to the loan involved in the participation loan transaction. Refer to Note 6 for a reconciliation of the gain (loss) on financial instruments, net for each of the periods presented herein.
Debt Securities
Available-for-Sale
Investments in debt securities primarily represent ownership in corporate debt securities, specifically, L Bonds of GWG Holdings (“L Bonds”) held by certain of the Customer ExAlt Trusts. Investments in debt securities also represent ownership in privately held debt securities. Investments in debt securities are classified and accounted for as available-for-sale,
with unrealized gains and losses presented as a separate component of equity under the accumulated other comprehensive income (loss) line item.
The L Bonds had a maturity date of August 8, 2023. However, upon GWG Holdings’ emergence from bankruptcy on August 1, 2023, the investments in L Bonds converted to equity interests in the GWG Wind Down Trust.
The amortized cost, estimated fair value, and unrealized gains and losses on investments in debt securities classified as available-for-sale
as of June 30, 2023 and March 31, 2023 are summarized as follows:

	June 30, 2023
(Dollars in thousands)	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate debt securities (L Bonds)	$64,313	$23,016	$(9,322)	$78,007
Other debt securities	2,685	1,452	(956)	3,181

Total available-for-sale debt securities	$66,998	$24,468	$(10,278)	$81,188

	March 31, 2023
(Dollars in thousands)	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate debt securities (L Bonds)	$64,313	$17,433	$(7,924)	$73,822
Other debt securities	2,685	1,347	(956)	3,076

Total available-for-sale debt securities	$66,998	$18,780	$(8,880)	$76,898

The table below indicates the length of time individual debt securities have been in a continuous loss position as of June 30, 2023 and March 31, 2023:

	June 30, 2023		March 31, 2023
(Dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate debt securities (L Bonds):
Twelve months or longer	$78,007	$9,322	$73,822	$7,924
Other debt securities:
Less than twelve months	—	—	2,078	956
Twelve months or longer	2,183	956	—	—

Total available-for-sale debt securities with unrealized losses	$80,190	$10,278	$75,900	$8,880

The noncredit-related portion of the net unrealized gains of $4.3 million and losses of $1.8 million for the three months ended June 30, 2023 and 2022, respectively, was recognized as a component of accumulated other comprehensive income (loss).
During the three months ended June 30, 2023 and 2022, the Company determined the credit-related portion of other-than-temporary impairment (“OTTI”) on its investment in debt securities available-for-sale
was nil and $12.6 million, respectively, which is recorded in the provision for credit losses on the consolidated statements of comprehensive income (loss). The Company determined these losses were other-than-temporary as it does not expect to recover the entire amortized cost basis of the security.
The following table is a rollforward of credit-related OTTI recognized in earnings for the periods presented below:

(Dollars in thousands)	Three Months Ended June 30,
	2023	2022
Balance, beginning of period	$31,290	$18,669
Increase in OTTI amounts previously recognized	—	12,608

Balance, end of period	$31,290	$31,277

The contractual maturities of
available-for-sale
debt securities as of June 30, 2023 and March 31, 2023 are as follows:

	June 30, 2023		March 31, 2023
(Dollars in thousands)	Amortized Cost Basis	Fair Value	Amortized Cost Basis	Fair Value
Due in one year or less	$66,000	$80,190	$66,000	$75,900
No fixed maturity	998	998	998	998

	$66,998	$81,188	$66,998	$76,898

Other Equity Securities
Certain of the Customer ExAlt Trusts hold investments in equity securities that do not have a readily determinable fair value. These equity securities are measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The value of these equity securities was $26.8 million and $21.6 million as of June 30, 2023 and March 31, 2023, respectively. The increase in value is primarily due to new investments held as of June 30, 2023 that were not held as of March 31, 2023. Refer to Note 6 for a reconciliation of the gain (loss) on financial instruments, net for each of the periods presented herein, which reflects any upward or downward adjustments to these equity securities for the periods presented herein. There were no impairments to these equity securities during the three months ended June 30, 2023 and 2022.

5. Investments, at Fair Value
Investments held by Ben or held by the Customer ExAlt Trusts are comprised of investments in alternative assets, public debt and equity securities (principally of a related party), other equity securities and put options. The composition of investments recorded at fair value by holder is included in the table below (in thousands):

	March 31, 2023		March 31, 2022
	Ben	Customer ExAlt Trusts	Ben	Customer ExAlt Trusts
Alternative assets	$—	$385,851	$—	$524,927
Public equity securities and option	4,742	8,087	13,625	56,144
Debt securities available-for-sale	620	76,278	624	77,669
Other equity securities	—	21,643	—	1,181

Total investments, at fair value	$5,362	$491,859	$14,249	$659,921

A reconciliation of investment income (loss), net for each of the periods presented herein is included in the table below (in thousands):

	Year Ended March 31,	Three Months Ended March 31,		Year Ended December 31,
	2023	2022	2021	2021	2020
			(unaudited)
(Loss) gain from change in NAV of alternative assets	$(54,010)	$(10,811)	$2,091	$15,534	$(17,558)
Gain on repurchase options (see Note 6)	—	—	—	—	61,664
Gain on Collateral Swap (see Note 4)	—	—	—	—	88,514

Investment (loss) income, net	$(54,010)	$(10,811)	$2,091	$15,534	$132,620

Investments in Alternative Assets held by the Customer ExAlt Trusts
The investments in alternative assets are held, either through direct ownership or through beneficial interests, by certain of the Customer ExAlt Trusts and consist primarily of limited partnership interests in various alternative investments, including private equity funds. These alternative investments are valued using NAV as a practical expedient. Changes in the NAV of these investments are recorded in investment income (loss), net in our consolidated statements of comprehensive income (loss). The investments in alternative assets provide the economic value that ultimately collateralizes the ExAlt Loans that Ben Liquidity originates with the Customer ExAlt Trusts in liquidity transactions and any associated fees due from the Customer ExAlt Trusts.
The NAV calculation reflects the most current report of NAV and other data received from firm/fund sponsors. If no such report has been received, Ben estimates NAV based upon the last NAV calculation reported by the investment manager and adjusts it for capital calls and distributions made in the intervening time frame. Ben also considers whether adjustments to the NAV are necessary, in certain circumstances, in which management is aware of specific material events, changes in market conditions, and other relevant factors that have affected the value of an investment during the period between the date of the most recent NAV calculation reported by the investment manager or sponsor and the measurement date. Public equity securities known to be owned within an alternative investment fund, based on the most recent information reported by the general partners, are marked to market using quoted market prices on the reporting date.
The underlying interests in alternative assets are primarily limited partnership interests. The transfer of the investments in private equity funds generally requires the consent of the corresponding private equity fund manager, and the transfer of certain fund investments is subject to rights of first refusal or other preemptive rights, potentially further limiting the ExAlt Plan
™
from transferring an investment in a private equity fund.

The majority (96 percent) of the investments are not subject to redemption with the funds. Distributions from funds are received as the underlying investments are liquidated. Timing of liquidation is currently unknown.
Portfolio Information
Our portfolio of alternative asset investments, held by certain of the Customer ExAlt Trusts by asset class of each fund as of March 31, 2023 and March 31, 2022, is summarized below (in thousands):

	Alternative Investments Portfolio Summary
	March 31, 2023		March 31, 2022
Asset Class	Carrying Value	Unfunded Commitments	Carrying Value	Unfunded Commitments
Venture Capital	$165,933	$2,810	$209,912	$3,035
Private Equity	145,073	47,218	199,280	55,269
Hedge Funds (1)	24,935	337	51,974	358
Natural Resources	27,756	5,240	31,736	4,994
Private Real Estate	10,391	4,800	15,757	4,802
Other (2)	11,763	730	16,268	635

Total	$385,851	$61,135	$524,927	$69,093

Certain prior year items have been reclassified to conform with current year presentation.

(1)
As of March 31, 2023, $16.4 million of the investments in this asset class are currently redeemable with no restrictions apart from the notice period. The redemption frequency ranges from weekly to quarterly and the redemption notice period ranges from 2 to 90 days.

(2)	“Other” includes earnouts, escrow, net other assets, and private debt strategies.
As of March 31, 2023, the Customer ExAlt Trusts collectively had exposure to 286 professionally managed alternative asset investment funds, comprised of 952 underlying investments, 91 percent of which are investments in private companies.
Public Equity Securities
Investment in public equity securities primarily represents ownership by both Ben and certain of the Customer ExAlt Trusts in GWG Holdings combined with direct investments in other public companies. These investments are carried at fair value, which is determined using quoted market prices. Any realized gains and losses are recorded on a trade-date basis. Realized and unrealized gains and losses are recognized in gain (loss) on financial instruments, net in the consolidated statements of comprehensive income (loss). As of March 31, 2023 and March 31, 2022, the fair value of the GWG Holdings’ common stock held by Ben and the Customer ExAlt Trusts is $3.7 million and $67.2 million, respectively. The fluctuation in the amount of GWG Holdings’ common stock between each period end is determined by the quoted market price. The decline in market price from March 31, 2022 to March 31, 2023, is due to a variety of factors, including GWG Holdings’ pending reorganization under the Chapter 11 Bankruptcy Code. The fair value of the investments in other public companies was $5.1 million and $2.5 million as of March 31, 2023 and March 31, 2022, respectively. Refer to Note 6 for a reconciliation of the gain (loss) on financial instruments, net for each of the periods presented herein.
Put Options
On July 17, 2020, Ben, through its consolidated subsidiary, CT Risk Management, L.L.C, purchased put options with an aggregate notional amount of $300.0 million for aggregate payments of $14.8 million. Those options were sold in November 2021 for $1.8 million, resulting in a recognized loss of $12.9 million.

On April 1, 2022, Ben, through CT Risk Management, L.L.C., made aggregate payments of $5.0 million to purchase additional put options in the S&P 500 Index with an aggregate notional amount of $141.3 million. Half of the notional expires in April 2024, while the other half expires in April 2025. On April 27, 2022, CT Risk Management, L.L.C., sold an equity interest for $2.4 million to the third-party involved in a participation loan transaction described in Note 10 and utilized the proceeds to purchase additional put options similar to the put options purchased on April 1, 2022.
The put options are designed to protect the NAV of the interests in alternative assets, which generate the collateral to certain of the ExAlt Loans in Ben Liquidity’s loan portfolio or the loans related to the participation loan transaction and provide for distributions to the Customer ExAlt Trusts’ ultimate beneficiary, against market risk. The options are carried at fair value, which is determined using quoted market prices. Any realized gains and losses are recorded on a trade-date basis. Realized and unrealized gains and losses are recognized in gain (loss) on financial instruments, net in the consolidated statements of comprehensive income (loss).
As of March 31, 2023, the fair value of the options was $4.0 million. For the year ended March 31, 2023, Ben has recognized net losses totaling $3.5 million on the put options, of which approximately $2.5 million is attributable to Ben or Ben’s loan portfolio, with the remainder attributable principally to the loan involved in the participation loan transaction. No options were held as of or during the three months ended March 31, 2022. The related loss recognized in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2021 and December 31, 2020, was $5.2 million and $7.8 million, respectively. Refer to Note 6 for a reconciliation of the gain (loss) on financial instruments, net for each of the periods presented herein.
Debt Securities
Available-for-Sale
Investments in debt securities primarily represent ownership in corporate debt securities, specifically, GWG Holdings’ L Bonds held by certain of the Customer ExAlt Trusts. Investments in debt securities also represent ownership in privately held debt securities. Investments in debt securities are classified and accounted for as available-for-sale,
with unrealized gains and losses presented as a separate component of equity under the accumulated other comprehensive income (loss) line item.
The L Bonds have a maturity of August 8, 2023; however, the Company expects that any recovery on the investment in L Bonds will occur during the calendar year ending 2025 upon GWG Holdings’ emergence from bankruptcy and successful monetization of its assets that will provide for the recovery (if any) to GWG Holding’s creditors. A portion of GWG Holdings’ investment in the Ben Common Units, cash, or a combination thereof, may be used as consideration, at the option of GWG Holdings, for retiring the L Bonds upon a redemption event, which is at the option of the holder, or at the maturity of the L Bonds.
The amortized cost, estimated fair value, and unrealized gains and losses on investments in debt securities classified as available-for-sale
as of March 31, 2023 and March 31, 2022 are summarized as follows:

	March 31, 2023
(Dollars in thousands)	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate debt securities (L Bonds)	$64,313	$17,433	$(7,924)	$73,822
Other debt securities	2,685	1,347	(956)	3,076

Total available-for-sale debt securities	$66,998	$18,780	$(8,880)	$76,898

	March 31, 2022
(Dollars in thousands)	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate debt securities (L Bonds)	$76,934	$132	$(2,771)	$74,295
Other debt securities	2,685	1,313	—	3,998

Total available-for-sale debt securities	$79,619	$1,445	$(2,771)	$78,293

The table below indicates the length of time individual debt securities have been in a continuous loss position as of March 31, 2023 and March 31, 2022:

	March 31, 2023		March 31, 2022
(Dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate debt securities (L Bonds):
Less than twelve months	$—	$—	$74,295	$2,771
Twelve months or longer	73,822	7,924	—	—
Other debt securities:
Less than twelve months	2,078	956	—	—

Total available-for-sale debt securities with unrealized losses	$75,900	$8,880	$74,295	$2,771

The noncredit-related portion of the net unrealized gains of $11.2 million and $0.1 million for the year ended March 31, 2023 and the three months ended March 31, 2022, respectively, and the net unrealized losses of $1.4 million for the year ended December 31, 2021, was recognized as a component of accumulated other comprehensive income (loss).
During the year ended March 31, 2023, the three months ended March 31, 2022, and the year ended December 31, 2021, the Company determined the credit-related portion of OTTI on its investment in debt securities available-for-sale
was $12.6 million, $4.9 million, and $13.7 million respectively, which is recorded in the provision for credit losses on the consolidated statements of comprehensive income (loss). The Company determined these losses were other-than-temporary as it does not expect to recover the entire amortized cost basis of the security.
The following table is a rollforward of credit-related OTTI recognized in earnings for the periods presented below:

(Dollars in thousands)	Year Ended March 31,	Three Months Ended March 31,	Year Ended December 31,
	2023	2022	2021	2020
Balance, beginning of period	$18,669	$13,726	$—	$—
Credit related OTTI not previously recognized	—	—	13,726	—
Increase in OTTI amounts previously recognized	12,621	4,943	—	—

Balance, end of period	$31,290	$18,669	$13,726	$—

The contractual maturities of
available-for-sale
debt securities as of March 31, 2023 and March 31, 2022 are as follows:

	March 31, 2023		March 31, 2022
(Dollars in thousands)	Amortized Cost Basis	Fair Value	Amortized Cost Basis	Fair Value
Due in one year or less	$66,000	$75,900	$1,687	$3,000
Due in one to five years	—	—	76,934	74,295
No fixed maturity	998	998	998	998

	$66,998	$76,898	$79,619	$78,293

Other Equity Securities
Certain of the Customer ExAlt Trusts hold investments in equity securities that do not have a readily determinable fair value. These equity securities are measured at cost, less impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The value of these equity securities was $21.6 million and $1.2 million as of March 31, 2023 and March 31, 2022, respectively. The increase in value is primarily due to new investments held as of March 31, 2023 that were not held as of March 31, 2022. Additionally, during the year ended March 31, 2023, one security received an upward adjustment of $10.8 million based upon observable price changes, including a recent equity offering and stock to stock transactions. Such adjustment also represents the cumulative adjustment. Refer to Note 6 for a reconciliation of the gain (loss) on financial instruments, net for each of the periods presented herein, which reflects any upward or downward adjustments to these equity securities for the periods presented herein. There were no impairments to these equity securities during the year ended March 31, 2023, the three months ended March 31, 2022, or the years ended December 31, 2021 and 2020.